Earnings Per Share (Tables)	6 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the six months ended March 31,
	2026	2025
Numerator:
Net loss attributable to Linkage Global Inc	$(1,670,078)	$(3,087,359)

Denominator:
Weighted average number of ordinary shares*	12,234,173	3,415,533

Net loss per ordinary share
– Basic and diluted	$(0.14)	$(0.90)

*	The number of ordinary shares is the weighted average number based on both Class A ordinary shares and Class B ordinary shares, with each Class B ordinary share representing 100 voting rights.